Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	56 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000210871
Average Annual Return [Line Items]
Average Annual Return, Percent		10.19%	6.26%
C000210872
Average Annual Return [Line Items]
Average Annual Return, Percent		12.55%	6.32%
Without Sales Load [Member] | C000210871
Average Annual Return [Line Items]
Average Annual Return, Percent		14.48%	7.13%
Without Sales Load [Member] | C000210872
Average Annual Return [Line Items]
Average Annual Return, Percent		13.55%	6.32%
Without Sales Load [Member] | C000210870
Average Annual Return [Line Items]
Average Annual Return, Percent		14.78%	7.40%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return, Percent		15.42%	8.91%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 and 40% Bloomberg US Aggregate
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		24.56%	15.03%
60% S&P 500 and 40% Bloomberg US Aggregate
Average Annual Return [Line Items]
Average Annual Return, Percent		15.42%	8.91%